UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
12/31/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (100.4%)(a)
	Rating(RAT)	Principal amount	Value

California (96.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	A1	$14,000,000	$15,536,220
(Episcopal Sr. Cmntys.), 6 1/8s, 7/1/41	BBB+/F	2,045,000	2,094,837
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/47	BBB+/F	1,500,000	1,278,810
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	700,000	607,544
(O'Connor Woods), 5s, 1/1/33	A	2,300,000	2,310,764

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds
(Odd Fellows Home of CA), Ser. A, 5s, 4/1/42	A	1,000,000	949,230
(Odd Fellows Home), Ser. A, 5s, 4/1/32	A	3,000,000	3,012,990

Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds (Multiple Cap.), Ser. A
5 1/4s, 12/1/29	AA	3,800,000	4,117,186
5s, 12/1/34	AA	4,960,000	5,100,269

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, AMBAC, zero %, 10/1/19	BBB+	24,270,000	20,309,621

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	AA-	3,000,000	3,210,060
(Distr. Syst.), NATL, 5s, 10/1/29	A+	1,945,000	1,978,746

Arcadia, Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, AGM, zero %, 8/1/18	Aa2	1,500,000	1,286,250

Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s, 4/1/31(T)	AA	13,600,000	15,023,895

Bay Area Toll Auth. of CA Rev. Bonds (Toll Bridge), Ser. S-4, 5s, 4/1/33	A1	3,000,000	3,139,860

Burbank, Pub. Fin. Auth. Tax Alloc. Bonds (West Olive Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	3,296,572

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	Baa1	1,045,000	1,111,838
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,192,250
(Pacific U.), 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	100,000	122,209
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,085,000	1,112,570
(U. of the Pacific), U.S. Govt. Coll., 5 1/2s, 11/1/39 (Prerefunded, 11/1/19)	AAA/P	65,000	79,233
(CA College of Arts), 5 1/4s, 6/1/30	Baa3	1,360,000	1,366,351
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,318,281
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	2,980,323
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	6,431,029
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	Baa1	1,270,000	1,304,531
(U. Southern CA), Ser. A, 5s, 10/1/39	Aa1	3,000,000	3,116,280
(U. of the Pacific), 5s, 11/1/36	A2	10,005,000	10,028,412
(U. of the Pacific), U.S. Govt. Coll., 5s, 11/1/36 (Prerefunded, 11/1/15)	AAA/P	730,000	792,203
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	1,000,000	938,700
(U. of La Verne), Ser. A, 5s, 6/1/31	Baa2	1,970,000	1,922,937
(Chapman U.), 5s, 4/1/31	A2	2,425,000	2,500,515
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,788,902
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,500,525
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,255,025
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,862,432
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	168,291

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,400,000	6,050,970
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	124,589
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	3,768,884
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	11,218,200
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	9,891,200
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	1,034,400
(Scripps Hlth.), Ser. A, 5s, 11/15/40	Aa3	1,500,000	1,500,870
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A1	5,400,000	5,326,020
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	A1	6,250,000	6,279,312
(Scripps Hlth.), Ser. A, 5s, 11/15/32	Aa3	1,000,000	1,028,070
(CA-NV Methodist), 5s, 7/1/26	A	1,745,000	1,778,033

CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	A-	1,665,000	1,696,918
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A-	10,000	10,042
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	AA	1,650,000	1,574,216
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A-	4,060,000	3,490,260
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A-	4,990,000	4,274,833
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	A-	2,500,000	2,394,450

CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39 (Prerefunded 2/1/15)	A1	12,000,000	12,775,200
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A	4,985,000	5,075,029

CA Infrastructure & Econ. Dev. Bank VRDN
(Pacific Gas & Elec. Co.), Ser. B, 0.02s, 11/1/26	VMIG1	14,500,000	14,500,000
(Los Angeles Museum), Ser. A, 0.01s, 9/1/37	VMIG1	12,795,000	12,795,000

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	5,500,000	5,046,635
5 1/4s, 2/1/37	Baa2	13,650,000	12,883,142

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	4,000,000	4,279,880
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,082,960
(Biola U.), 5 7/8s, 10/1/34	Baa1	12,470,000	12,837,615
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	231,856
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa2	9,000,000	9,087,120
(Emerson College), 5 3/4s, 1/1/33	Baa1	2,000,000	2,148,120
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	2,026,660
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	780,504

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	A	4,000,000	4,142,440

CA Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	4,502,205
(Wtr. Furnishing), 5s, 11/21/45	Baa3	8,000,000	6,375,680

CA Poll. Control Fin. Auth. VRDN
Class C, 0.02s, 11/1/26	A-1+	12,200,000	12,200,000
Ser. E, 0.01s, 11/1/26	VMIG1	2,000,000	2,000,000

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. B, 5s, 7/1/27	A-	4,500,000	4,568,445

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	A-	7,500,000	7,696,350

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A-	4,000,000	3,904,680

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	35,000,000	41,367,550
5 3/4s, 4/1/31	A1	39,620,000	43,955,220
5 1/4s, 4/1/35	A1	10,000,000	10,546,400
5 1/4s, 2/1/29	A1	4,000,000	4,347,880
5s, 4/1/37	A1	2,000,000	2,047,440

CA State VRDN, 0.02s, 5/1/33	VMIG1	4,400,000	4,400,000

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	3,000,000	3,467,580
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s, 4/1/29	A2	490,000	560,340
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A2	575,000	659,479
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A2	2,625,000	3,025,811
(Trustees CA State U.), Ser. D, 6s, 4/1/26	Aa3	1,365,000	1,573,422
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	1,755,000	2,022,041
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A2	3,615,000	4,166,973
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A2	4,485,000	5,169,814
Ser. G-1, 5 3/4s, 10/1/30	A2	11,500,000	12,676,450
Ser. A-1, 5 1/2s, 3/1/25	A2	2,500,000	2,746,925
(Various Cap.), Ser. I, 5s, 11/1/38	A2	1,880,000	1,861,407
(Regents U.), Ser. E, 5s, 4/1/29 (Prerefunded 4/1/19)	Aaa	7,015,000	8,305,059
(Regents U.), Ser. E, 5s, 4/1/28 (Prerefunded 4/1/19)	Aaa	8,290,000	9,814,531
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A2	17,250,000	19,117,830

CA State U. Rev. Bonds (Systemwide), Ser. A, 5 3/4s, 11/1/28	Aa2	5,000,000	5,605,850

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	7,490,000	7,503,482

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB-	6,000,000	6,522,360
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	B+	2,415,000	2,046,568
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	4,500,000	4,586,130
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A	6,500,000	7,184,450
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A	5,000,000	5,614,200
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	5,457,150
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	11,252,450
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	950,000	992,285
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A	3,820,000	4,059,629
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	1,968,420
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	19,000,000	19,025,460
(Episcopal Cmntys. and Svcs.), 5s, 5/15/42	A-/F	3,250,000	2,952,884
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	1,815,000	1,790,988
(Huntington Memorial Hosp.), 5s, 7/1/35	A+	9,000,000	8,929,710
(Episcopal Cmntys. and Svcs.), 5s, 5/15/32	A-/F	600,000	576,276
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27	A	3,685,000	3,818,802
(Terraces at San Joaquin Gardens), Ser. A, 5s, 10/1/22	BB/P	3,150,000	3,090,812
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20 (Prerefunded 10/1/17)	A	1,055,000	1,220,297

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	9,500,000	8,858,275

CA Statewide Cmnty. Dev. Auth. Special Tax Special Tax Bonds (Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	875,000	585,620

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	2,360,000	2,233,480

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	1,709,595

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	5,281,700

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO, 5s, 6/1/30	Aa3	3,540,000	3,726,735

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BBB-/P	335,000	333,432

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa3	2,600,000	2,799,316
Ser. D, 5 7/8s, 1/1/34	Aa3	5,000,000	5,383,300

Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5 1/2s, 9/1/30	BBB+	765,000	793,955
5 1/2s, 9/1/29	BBB+	2,235,000	2,326,523

Coast, Cmnty. College Dist. G.O. Bonds, NATL
zero %, 8/1/22	Aa1	1,280,000	905,971
zero %, 8/1/21	Aa1	4,500,000	3,370,635

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), zero %, 8/1/21 (Escrowed to maturity)	AAA/P	41,145,000	28,916,294

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	13,980,000	11,164,568

Corona, Cmnty. Fac. Dist. Special Tax Bonds (No. 97-2 Eagle Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB+/P	1,820,000	1,826,370

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5s, 9/1/35	BBB+	585,000	563,975
Ser. A, 5s, 9/1/32	BBB+	1,125,000	1,114,155
(Sr. Lien), Ser. A, 5s, 9/1/28	BBB+	275,000	274,417

Corona-Norco, Unified School Dist. Special Tax Bonds (Cmnty. Facs. Dist. No. 98-1), 5s, 9/1/28	BBB+	1,590,000	1,614,231

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AAA/P	6,010,000	6,539,241

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	AA-	1,505,000	858,241

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	6,999,548

Foothill/Eastern Corridor Agcy. Rev. Bonds
Ser. A, 6s, 1/15/53(FWC)	BBB-	6,000,000	5,764,740
(CA Toll Road), 5 3/4s, 1/15/40 (Prerefunded 2/1/14)	AA+	16,000,000	16,061,600
(CA Toll Roads), NATL, 5 3/8s, 1/15/14 (Prerefunded 1/13/14)	AA+	5,000,000	5,006,550
(CA Toll Roads), Ser. A, 5s, 1/1/35	BBB-	2,000,000	1,802,740

Fullerton, Cmnty. Facs. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5s, 9/1/32	A-	1,000,000	989,180

Garden Grove, Unified School Dist. G.O. Bonds (2010 Election), Ser. C
5s, 8/1/32	Aa2	2,000,000	2,129,920
5s, 8/1/31	Aa2	1,500,000	1,607,220
5s, 8/1/30	Aa2	1,000,000	1,078,890
5s, 8/1/29	Aa2	500,000	543,590

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	B3	8,000,000	5,790,960
Ser. A, AGM, 4.55s, 6/1/22	AA-	4,085,000	4,277,158
Ser. A-1, 4 1/2s, 6/1/27	B	9,355,000	7,882,617
Ser. A, AMBAC, zero %, 6/1/24	A2	15,500,000	10,110,185

Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	A	2,000,000	1,497,820
zero %, 2/1/20	A	2,480,000	1,921,306

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 5 1/4s, 8/1/38	Aa2	4,000,000	4,202,600

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31	AA-	1,000,000	1,136,900
Ser. A, 5 1/2s, 11/1/41	AA-	9,000,000	9,346,140
5 1/8s, 11/1/38	AA-	7,000,000	7,199,430
Ser. C, 5s, 11/1/41	AA-	7,195,000	7,183,776

Infrastructure & Econ. Dev. Bank Rev. Bonds
(J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	4,000,000	4,043,160
(Indpt. Syst. Operator Corp.), 5s, 2/1/30	A1	7,000,000	7,332,430

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5s, 9/2/29	BBB-	705,000	698,162
(Dist No. 12-1), 5s, 9/2/23	BBB+	1,000,000	1,094,710

Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28	Aa2	5,245,000	5,546,011
AGM, zero %, 11/1/23	Aa2	1,395,000	912,149

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas), Ser. A, 5 1/2s, 11/15/28	A-	5,000,000	5,341,000
(Aquarium of the Pacific), 5s, 11/1/30	A1	1,000,000	1,028,600
(Aquarium of the Pacific), 5s, 11/1/29	A1	1,250,000	1,293,238

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	484,830
zero %, 8/1/33	Aa2	625,000	215,619

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5s, 10/1/31	A1	1,125,000	1,156,185
5s, 10/1/30	A1	1,250,000	1,293,738

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, 6s, 8/1/33	Aa1	9,000,000	10,179,540

Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds (Bunker Hill), Ser. A, AGM, 5s, 12/1/27	AA-	16,000,000	16,403,680

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. A, 5s, 5/15/40	AA	5,000,000	5,084,100
Ser. D, 5s, 5/15/40	AA	11,500,000	11,693,430
Ser. B, 5s, 5/15/32	AA-	1,000,000	1,045,570
Ser. B, 5s, 5/15/31	AA-	1,190,000	1,251,690
Ser. B, 5s, 5/15/30	AA-	1,100,000	1,164,845

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	5,000,000	5,128,550
(Wtr. Wks. Syst.), Ser. B, 5s, 7/1/31	Aa2	2,000,000	2,166,440

Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt. Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AA+	11,435,000	13,570,486

Los Angeles, Unified School Dist. G.O. Bonds
Ser. D, 5s, 1/1/34	Aa2	3,865,000	4,036,490
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,129,220

Los Angeles, Wastewater Syst. Rev. Bonds, Ser. B, 5s, 6/1/30	AA	8,000,000	8,666,800

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	5,000,000	5,917,400

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	15,000,000	17,184,300

Modesto, Irrigation Dist. Elec. Rev. Bonds
Ser. A, AGM, 5s, 7/1/32	AA-	800,000	830,600
Ser. A, AGM, 5s, 7/1/31	AA-	1,600,000	1,667,488
AGM, 5s, 7/1/30	AA-	1,220,000	1,278,194

Mt. San Antonio, Cmnty College Dist. G.O. Bonds (Election 2008), Ser. A-13, 5s, 8/1/34	Aa2	2,000,000	2,125,040

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA-	6,445,000	2,413,330

Murrieta, Pub. Fin. Auth. Rev. Bonds, 5s, 9/1/26	BBB-	1,000,000	1,028,950

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,468
zero %, 8/1/21	Aa2	8,575,000	6,272,355

North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. E, 5 1/4s, 9/1/33	BBB+	1,500,000	1,479,990
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB+/P	3,685,000	3,524,776
Ser. D, 5s, 9/1/26	BBB+/P	1,710,000	1,701,963

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/32	A+	700,000	728,469
5s, 7/1/30	A+	1,000,000	1,053,690

Oakland, Swr. Rev. Bonds, Ser. A, AGM, 5s, 6/15/26	AA-	3,690,000	3,722,841

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 5/8s, 8/1/38	BBB/P	1,000,000	1,084,350
(Election of 2006), Ser. A, 6 1/8s, 8/1/29	BBB/P	4,000,000	4,232,440

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BB+/P	2,750,000	2,751,073
(Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	3,725,000	3,726,378
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BB+/P	1,000,000	1,000,720

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (Sr. Lien - 91 Express Lane), 5s, 8/15/29	A1	1,050,000	1,115,804

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,281,880
5 1/2s, 9/1/31	A+	1,000,000	1,052,420

Placentia, Redev. Auth. Tax Alloc. Bonds, Ser. B, 5 3/4s, 8/1/32	BBB+	2,915,000	2,915,000

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P
5s, 5/1/33	A+	1,860,000	1,867,403
5s, 5/1/31	A+	1,000,000	1,006,700

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa2	11,350,000	5,140,302

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5s, 9/15/32	BBB	500,000	486,350
5s, 9/15/28	BBB	1,110,000	1,131,279

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/32	BB+/P	1,250,000	1,229,075

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	A	8,950,000	10,774,726

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	2,093,848

Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic Ctr.), AGO, 5 3/4s, 8/1/29	AA-	2,000,000	2,075,980

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	AA-	6,000,000	6,113,760

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	Baa1	1,440,000	1,253,189

Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	B-/P	4,250,000	2,424,838

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	750,495

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	A	1,340,000	679,045

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds, 5s, 2/1/28	A+	2,895,000	3,092,352

Sacramento City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/23	A	15,815,000	9,697,916

Sacramento Cnty., Arpt. Syst. Rev. Bonds
5s, 7/1/40	A	2,650,000	2,634,577
Ser. A, AGM, 5s, 7/1/28	AA-	1,500,000	1,592,655
Ser. A, AGM, 5s, 7/1/26	AA-	5,000,000	5,313,100
Ser. A, AGM, 5s, 7/1/25	AA-	3,990,000	4,256,971

Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/22	A	7,500,000	4,886,775
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	A	5,000,000	3,980,650

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5s, 8/15/32	AA-	1,500,000	1,582,545
Ser. B, 5s, 8/15/31	AA-	2,905,000	3,103,644
Ser. Y, 5s, 8/15/31	AA-	500,000	531,225
Ser. X, 5s, 8/15/28	AA-	1,650,000	1,777,430

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	AA-	11,520,000	13,215,974

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19	A	1,070,000	1,124,046

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A2	7,290,000	7,002,337

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, 6 1/4s, 8/1/33 (Prerefunded 8/1/18)	Aa2	1,000,000	1,228,890

San Diego Cmnty. Facs. Dist. No. 3 Special Tax Bonds, 5s, 9/1/36	BBB-/P	990,000	954,825

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/38	A1	2,000,000	1,939,560

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, Ser. A
5 1/4s, 3/1/40	AA-	1,000,000	1,027,020
5 1/4s, 9/1/35	AA-	1,500,000	1,554,375
5 1/4s, 3/1/25	AA-	6,065,000	6,555,172
5s, 9/1/26	AA-	6,265,000	6,634,947

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Baa3	1,000,000	1,002,780

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,355,593
5 1/8s, 5/15/29	Aa3	7,885,000	8,477,793

San Diego, Redev. Agcy. Tax Alloc. Bonds (Centre City), Ser. A, SGI, 5s, 9/1/22	A	4,665,000	4,729,563

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/44	Aa3	10,000,000	1,764,700

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5 1/4s, 5/1/33	A1	4,000,000	4,100,440
5s, 5/1/29	A1	5,200,000	5,496,712

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5s, 8/1/31	BB+/P	1,140,000	1,128,133

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGO, 5 1/4s, 5/1/25	AA-	2,250,000	2,450,700
Ser. F, 5s, 5/1/40	A1	4,750,000	4,790,612
Ser. G, 5s, 5/1/40	A1	4,400,000	4,437,620

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds
(Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41	A-	1,000,000	1,144,680
(Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB	1,250,000	1,337,613

San Joaquin Cnty., Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	7,538,860

San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds (Toll Road), Ser. A, 5s, 1/1/33	BB-	17,125,000	15,414,725

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	BBB	3,935,000	3,778,466

San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/34	A/P	1,000,000	942,370

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	5,857,748
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	2,360,320

Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A3	4,590,000	4,589,954

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A+	2,500,000	2,825,875
5 1/4s, 7/1/32	A+	4,000,000	4,235,760

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	495,000	495,743
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	501,275
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/27 (Prerefunded 9/1/21)	BBB+	3,285,000	3,412,622
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,490,000	1,563,546
(Impt. Area No. 1), Ser. A, 5.1s, 9/1/30 (Prerefunded 9/1/21)	BBB+	490,000	496,473

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	774,715

Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A
SGI, 5 1/8s, 12/1/35 (Prerefunded 12/1/14)	A+	3,000,000	3,133,200
5s, 12/1/35	A+	12,000,000	12,025,080

Sierra View, Hlth. Care Dist. Rev. Bonds, 5 1/4s, 7/1/37	A/F	4,500,000	4,404,870

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	5,166,746

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A-	2,850,000	3,011,282
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A-	1,500,000	1,630,005
Ser. A, 5s, 7/1/40	AA-	6,860,000	7,039,389

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A
6 1/4s, 10/1/40	A-	1,250,000	1,337,325
6 1/4s, 10/1/38	A-	2,235,000	2,399,921
6 1/8s, 10/1/35	A-	750,000	801,225

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	3,875,000	3,880,193

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5 1/8s, 6/1/46	B+	5,000,000	3,398,550
Ser. A1-SNR, 5s, 6/1/37	BB+	2,000,000	1,433,300

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AA-	2,200,000	2,395,514
6 1/4s, 10/1/33	AA-	3,000,000	3,291,090

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	A+	6,000,000	6,632,340
5 5/8s, 1/1/29	A+	1,000,000	1,091,670

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	14,640,000	14,715,103

U. of CA Rev. Bonds
Ser. O, 5 1/4s, 5/15/39	Aa1	10,000,000	10,469,300
Ser. AI, 5s, 5/15/32	Aa1	3,000,000	3,205,530

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29	AA+	1,500,000	1,600,365
5 3/4s, 8/15/28	AA+	1,745,000	1,873,415

West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election of 2004), Ser. B, SGI, zero %, 11/1/24	A1	2,395,000	1,437,575

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	750,000	768,128

			1,316,183,808
Delaware (0.2%)

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.03s, 10/1/38	VMIG1	2,700,000	2,700,000

			2,700,000
Guam (0.3%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,005,220

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,450,000	2,405,312

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA-	1,000,000	1,012,640

			4,423,172
Mississippi (0.7%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.02s, 6/1/23	P-1	4,900,000	4,900,000

MS Bus. Fin. Corp. Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.02s, 12/1/30	VMIG1	4,190,000	4,190,000

			9,090,000
Puerto Rico (1.8%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Baa3	4,000,000	3,275,760

Cmnwlth. of PR, G.O. Bonds, Ser. C
6 1/2s, 7/1/40	Baa3	5,000,000	3,470,600
6s, 7/1/39	Baa3	3,770,000	2,550,669

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Ba1	1,000,000	676,750
6s, 7/1/38	Ba1	2,350,000	1,604,416

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. AAA, 5 1/4s, 7/1/28	BBB	3,290,000	2,182,422

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, 5s, 7/1/28	BBB+	1,200,000	800,292

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	2,450,000	2,133,926

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C
5 1/4s, 8/1/40	AA-	6,250,000	4,988,813
5s, 8/1/40	AA-	3,915,000	3,006,759

			24,690,407
Texas (0.3%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.04s, 11/15/33	VMIG1	4,105,000	4,105,000

			4,105,000
Utah (0.7%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. D, 0.03s, 5/15/36	Aa1	9,400,000	9,400,000

			9,400,000
Virgin Islands (0.2%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,064,460

			2,064,460
TOTAL INVESTMENTS

Total investments (cost $1,310,552,797)(b)			$1,372,656,847

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through Decebmer 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,367,664,314.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,310,560,218, resulting in gross unrealized appreciation and depreciation of $86,020,148 and $23,923,519, respectively, or net unrealized appreciation of $62,096,629.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $8,190,668 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	17.5%
	State debt	15.9
	Healthcare	14
	Local debt	10.7
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $15,023,895 were held by the TOB trust and served as collateral for $6,833,227 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $1,308 for these investments based on an average interest rate of 0.08%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,372,656,847	$—

Totals by level	$—	$1,372,656,847	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014